Siebert Williams Shank Shares [Member] Average Annual Total Returns - Siebert Williams Shank Shares		12 Months Ended	40 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.18%		(2.14%)	1.26%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.15%		2.48%	2.03%
Siebert Williams Shank Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.16%		3.22%	2.67%
Performance Inception Date	[1]		Sep. 13, 2022
Siebert Williams Shank Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.19%		1.91%	1.65%
Siebert Williams Shank Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.03%		1.90%	1.61%

[1]	The inception date of Siebert Williams Shank Shares is September 13, 2022. Performance shown prior to the inception date is that of the Fund’s Shares Class shares at NAV. Performance reflects any applicable fee waivers and/or expense reimbursements.